Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Transactions with key management personnel
Transactions with key management personnel (including directors) are noted in the table below.

	Year Ended December 31
	2018	2017
Short-term employee benefits	$8,703	$7,840
Share-based compensation	10,985	3,569
Termination payments	3,025	275
Total compensation for key management personnel	$22,713	$11,684